Financial Instruments and Derivatives Financial Instruments, Except for Investment in Direct Financing Leases, Investment in Subsidiaries and Affiliates, Pension Obligations and Insurance Contracts (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2010	Mar. 31, 2010
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	¥ 33,818	¥ 71,991
Assets	8,194,598	8,581,582
Liabilities	6,764,117	7,206,652
Cash and Cash Equivalents	662,894	732,127	608,352	639,087
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Long-Term Debt	4,172,523	4,531,268
Carrying amount | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,818	71,991
Carrying amount | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	580	1,524
Liabilities	581	1,254
Carrying amount | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	162	49
Liabilities	4	236
Carrying amount | Trading Instruments | Options held/written, Caps held
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,101	3,467
Liabilities	2,678	2,071
Carrying amount | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,527	1,109
Liabilities	1,212	3,714
Carrying amount | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	662,894	732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Installment loans (net of allowance for probable loan losses)	2,626,743	2,850,215
Carrying amount | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	929,488	937,129
Not practicable to estimate fair value	204,414	166,261
Carrying amount | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	467,121	478,633
Deposits	1,063,667	1,065,175
Long-Term Debt	4,172,523	4,531,268
Carrying amount | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8,671	14,766
Liabilities	3,687	33,481
Carrying amount | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,625	2,070
Liabilities	1,433	1,320
Estimated fair value | Trading Instruments
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Trading securities	33,818	71,991
Estimated fair value | Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	580	1,524
Liabilities	581	1,254
Estimated fair value | Trading Instruments | Credit derivatives held/written
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	162	49
Liabilities	4	236
Estimated fair value | Trading Instruments | Options held/written, Caps held
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,101	3,467
Liabilities	2,678	2,071
Estimated fair value | Non Trading Instruments | Futures, Foreign exchange contracts
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	1,527	1,109
Liabilities	1,212	3,714
Estimated fair value | Non Trading Instruments | Assets
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and Cash Equivalents	662,894	732,127
Restricted Cash	122,103	118,065
Time deposits	7,020	5,148
Installment loans (net of allowance for probable loan losses)	2,649,391	2,860,886
Estimated fair value | Non Trading Instruments | Investment in securities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Practicable to estimate fair value	932,506	937,541
Not practicable to estimate fair value	204,414	166,261
Estimated fair value | Non Trading Instruments | Liabilities
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-Term Debt	467,121	478,633
Deposits	1,068,967	1,070,513
Long-Term Debt	4,138,341	4,491,271
Estimated fair value | Non Trading Instruments | Foreign currency swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	8,671	14,766
Liabilities	3,687	33,481
Estimated fair value | Non Trading Instruments | Interest rate swap agreements
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Assets	4,625	2,070
Liabilities	¥ 1,433	¥ 1,320